INCOME TAXES (Schedule of Tax Expenses (Tax Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Note [Line Items]
Current	$ 13,566	$ 17,373	$ 19,497
Deferred	2,933	(55,179)	(149)
Total expenses (income) taxes on income	16,499	(37,806)	19,348
ISRAEL
Income Tax Note [Line Items]
Current	11,156	15,664	17,633
Deferred	(101)	(42)	(149)
Subsidiaries outside of Israel [Member]
Income Tax Note [Line Items]
Current	2,410	1,709	1,864
Deferred	$ 3,034	$ (55,137)	$ 0